Schedule of future minimum lease payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Right Of Use Assets And Operating Lease Liability
Six Months Ended June 30, 2026		$ 28,000
Less: Imputed interest
Present value of operating lease liabilities		28,000
Operating lease liabilities – current	$ 22	$ 28,000